Deferred Taxes and Income Tax Expenses (Benefits) (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Taxes and Income Tax Expenses (Benefits) [Abstract]
Schedule of Deferred Taxes

(1)    Deferred taxes

(In millions)	As of March 31, 2023	Recognized through profit or loss	As of March 31, 2024
Deferred tax assets:
Lease liabilities	¥107	¥415	¥522
Tax losses carried forward	493	(467)	26
Accrued enterprise tax	—	36	36
Accrued bonuses	—	71	71
Accrued expenses	58	40	98
Accrued paid leaves	17	(1)	16
Reversal for valuation gain of crypto assets held (non-current assets)	12	(12)	—
Leasehold improvements	45	(26)	19
Asset retirement obligations	69	(32)	37
Impairment loss of crypto assets held (non-current assets)	21	(21)	—
Change in fair value of crypto assets held (non-current assets)	23	(23)	—
Write-down for crypto assets held (current assets)	27	(27)	—
Other	18	15	33
Total deferred tax assets	¥890	¥(32)	¥858

Deferred tax liabilities:
Lease assets	¥107	¥392	¥499
Asset retirement obligation	44	(38)	6
Total deferred tax liabilities	¥151	¥354	¥505
(In millions)	As of March 31, 2024	Recognized through profit or loss	Addition (business combination)	As of March 31, 2025
Deferred tax assets:
Lease liabilities	¥522	¥(97)	¥—	¥425
Tax losses carried forward	26	(26)	49	49
Accrued enterprise tax	36	13	—	49
Accrued bonuses	71	27	—	98
Accrued expenses	98	(22)	—	76
Accrued paid leaves	16	—	—	16
Leasehold improvements	19	17	—	36
Asset retirement obligations	37	70	—	107
Other	33	(4)	—	29
Total deferred tax assets	¥858	¥(22)	¥49	¥885

Deferred tax liabilities:
Lease assets	499	(104)	—	395
Asset retirement obligation	6	98	—	104
Total deferred tax liabilities	¥505	¥(6)	¥—	¥499

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities presented in the consolidated statements of financial position are as follows:

	As of March 31,
(In millions)	2024	2025
Assets:
Deferred tax assets	¥858	¥885
Deferred tax liabilities	505	499
Net amount	¥353	¥386

Schedule of Income Tax Expenses (Benefits)

Income tax expenses (benefits) consist of the following:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Current tax expenses
Reporting period	¥15	¥487	¥976
Sub-total	15	487	976
Deferred tax expenses (benefits)
Origination and reversal of temporary differences	188	(82)	14
Origination and reversal of tax losses carried forward	(459)	468	26
Increase in tax rate	—	—	(25)
Recognition of previously unrecognized deductible temporary differences	(31)	—	—
Sub-total	(303)	386	15
Total income tax expenses (benefits)	¥(287)	¥873	¥991

Schedule of Reconciliation between the Statutory Effective Tax Rate

Reconciliation between the statutory effective tax rate and the effective tax rate in the consolidated statements of profit or loss and other comprehensive income is as follows:

	For the fiscal year ended March 31,
	2023(1)	2024	2025(3)
Statutory effective tax rate	30.6%	30.6%	25.8%
Permanent difference	—%	—%	(26.5)%
Tax rate differences with Coincheck Parent	—%	—%	(1.3)%
Current-year losses for which no deferred tax asset is recognised	—%	—%	(6.0)%
Non-deductible expenses	(0.8)%	0.1%	0.7%
Others(2)	4.1%	—%	(0.1)%
Effective tax rate	33.9%	30.7%	(7.4)%

(1)      For the year ended March 31, 2023, the Company recognized loss before income taxes and, consequently, reconciling items shown in the table which increase Income tax expenses are presented as negative amounts and reconciling items which reduce Income tax expenses are presented as positive amounts.

(2)      Others mainly consist of recognition of previously unrecognized deductible temporary differences.

(3)      For the year ended March 31, 2025, the effective tax rate differs from the statutory effective rate of 25.8% primarily because of the listing expense and professional fees related to the Reverse Recapitalization that were recorded on Coincheck Parent’s books.